                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2002

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):   [ ] is a restatement.

                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Norwest Venture Partners VI, LP

Address:          c/o Norwest Venture Partners
                  525 University Avenue, Suite 800
                  Palo Alto, CA 94301

Form 13F File Number: 028-06741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             George J. Still, Jr.

Title:            Authorized General Partner

Phone:            650/289-2228

Signature, Place, and Date of Signing:


/s/ George J. Still, Jr.         Palo Alto, CA                   April 25, 2002


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  7

Form 13F Information Table Value Total:  $32,317
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


                                      -2-

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Norwest Venture Partners VI, LP

FORM 13F INFORMATION TABLE

                                                           VALUE     SHARES/  SH/  PUT/  INVSTMT    OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP      (x$1000)   PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE     SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
Avaya, Inc.                   Common Stock   053499109        191      25,832  SH          SOLE             25,832       0       0
Docent                        Common Stock   25608L106     13,895   7,850,254  SH          SOLE          7,850,254       0       0
Lucent Technologies, Inc.     Common Stock   54946107       1,466     309,995  SH          SOLE            309,995       0       0
Pegasus Corporation           Common Stock   705904100        941     311,466  SH          SOLE            311,466       0       0
PMC Sierra                    Common Stock   69344F106      1,400      86,019  SH          SOLE             86,019       0       0
Via Net.Works                 Common Stock   925912107        239     291,928  SH          SOLE            291,928       0       0
Vignette Corporation          Common Stock   926734104     14,185   4,123,493  SH          SOLE          4,123,493       0       0
